Related Party Transactions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Related Party Transaction [Line Items]
Self-insured retention per occurrence	$ 5.0
Insurance expense	5.6	$ 4.3	$ 3.1
Prepaid insurance		2.3	2.0
Health coverage expense	21.0	20.2	21.5
Income taxes receivable	24.4	23.7
Deferred Compensation Arrangement with Individual, Compensation Expense	0.3	0.3	0.5
Related Party Transactions, Total Purchases from related party over the life of project		474.9
Billings from related party		6.5	3.0	$ 5.7
Service Company [Member]
Related Party Transaction [Line Items]
Costs incurred by related party	55.7	42.0	44.5
Prepaid balance to related party	4.5	8.4
Ipalco Enterprises, Inc. [Member]
Related Party Transaction [Line Items]
Costs incurred by related party	10.6	9.7	10.1
Indianapolis Power And Light Company
Related Party Transaction [Line Items]
Self-insured retention per occurrence	5.0
Insurance expense	5.6	4.3	3.1
Prepaid insurance		2.3	2.0
Health coverage expense	21.0	20.2	21.5
Income taxes receivable	12.5	23.1
Deferred Compensation Arrangement with Individual, Compensation Expense	0.3	0.3	0.5
Costs incurred by related party	10.6	9.7	10.1
Prepaid balance to related party	4.5
Related Party Transactions, Total Purchases from related party over the life of project		474.9
Billings from related party	6.5	3.0	5.7
Loans to Parent, net of repayments	6.1
Loans to Parent, net of repayments	6.1
Indianapolis Power And Light Company | Service Company [Member]
Related Party Transaction [Line Items]
Costs incurred by related party	$ 55.5	$ 41.8	$ 44.1